Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods and work in progress	$ 28,682	$ 25,073	$ 23,756
Raw materials and packing materials	90,919	85,171	69,309
Total	$ 119,601	$ 110,244	$ 93,065